Finance Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income (Expenses), Net [Abstract]
Schedule of Finance Income (Expenses), Net
	Year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Finance expenses:
Revaluation of marketable securities	-	-	(1,022)
Bank account management fees and commissions	(25)	(27)	(4)
Exchange rate differences	(152)	(26)	(32)
Issuance costs	-	(31)	-
Interest expenses	(7)	(28)	-
Revaluation of convertible loan from shareholder	(54)	-	-
Revaluation of warrants to purchase ADS’s	(28	-	-

Total finance expenses	(266)	(112)	(1,058)

Finance income:
Revaluation of warrants to purchase ADS’s	-	926	-
Cancellation of Earn-out warrants	1,130	-	-
Revaluation of marketable securities	5	167	-
Interest income	60	34	41

Total finance income	1,195	1,127	41

Finance income (expenses), net	929	1,015	(1,017)